UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-controlling Interests	Total
Balance at beginning at Dec. 31, 2021	$ 59		$ 1,477,291	$ 156,932	$ 1,959,539	$ 27,577	$ 3,621,398
Balance at beginning (in shares) at Dec. 31, 2021	236,553
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan (in shares)	2,052
Shares returned from underwriters for settlement of over-allocations	(1,650)
Repurchase of American depositary shares ("ADSs")		$ (57,682)					(57,682)
Repurchase of American depositary shares ("ADSs") (in shares)		(3,056)
Non-cash stock-based compensation			95,854				95,854
Net loss					(56,361)	(3,911)	(60,272)
Net loss attributable to redeemable non-controlling interests						3,529	3,529
Compensation cost to non-controlling interest shareholders						1,368	1,368
Purchase of a subsidiary's shares from non-controlling shareholders			(270)			(5,136)	(5,406)
Currency translation adjustments				(360,558)		(2,680)	(363,238)
Balance at ending at Sep. 30, 2022	$ 59	$ (57,682)	1,572,875	(203,626)	1,903,178	20,747	3,235,551
Balance at ending (in shares) at Sep. 30, 2022	236,955
Balance at ending (in shares) at Sep. 30, 2022		(3,056)
Balance at beginning at Dec. 31, 2021	$ 59		1,477,291	156,932	1,959,539	27,577	3,621,398
Balance at beginning (in shares) at Dec. 31, 2021	236,553
Balance at ending at Dec. 31, 2022	$ 59	$ (57,682)	1,445,519	(102,740)	2,045,094	14,495	$ 3,344,745
Balance at ending (in shares) at Dec. 31, 2022	237,242						237,242
Balance at ending (in shares) at Dec. 31, 2022		(3,056)					3,056
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan (in shares)	2,062
Retirement of repurchased American depositary shares ("ADSs")	$ (1)	$ 57,682	(57,681)
Retirement of repurchased American depositary shares ("ADSs") (in shares)	(3,056)	3,056
Non-cash stock-based compensation			85,057				$ 85,057
Net loss							268,811
Net income					259,368	1,287	260,655
Changes due to investment in INMYSHOW			(71,695)				(71,695)
Contribution from non-controlling interest shareholders			3,869				3,869
Purchase of a subsidiary's shares from non-controlling shareholders			(960)			(3,902)	(4,862)
Acquisition of a subsidiary with non-controlling interests						28	28
Dividends to shareholders					(200,136)		(200,136)
Currency translation adjustments				(198,624)		(883)	(199,507)
Balance at ending at Sep. 30, 2023	$ 58		$ 1,404,109	$ (301,364)	$ 2,104,326	$ 11,025	$ 3,218,154
Balance at ending (in shares) at Sep. 30, 2023	236,248						236,248
Balance at ending (in shares) at Sep. 30, 2023							0